DISCONTINUED OPERATIONS - Divestiture of 2B (Details) - Discontinued business ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 14, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Apr. 14, 2020 USD ($)	Apr. 14, 2020 CNY (¥)
2B business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total consideration			$ 105.0	¥ 740,300
Gain loss from disposal	¥ 736,000
Transaction facilitation revenue		¥ 5,198
Cost of revenues		(1,384)
Gross profit		3,814
Sales and marketing		(8,063)
General and administrative		(1,218)
Total operating expenses		(9,281)
Gain from the divestiture of 2B business		735,956
Net (loss)/ income from discontinued operations		730,489
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used in operating activities		(9,491)
2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total operating expenses		(420,000)
Gain from the divestiture of 2B business		(14,745)
Net (loss)/ income from discontinued operations		¥ (434,745)